Financing Income (Expenses), Net	6 Months Ended
Jun. 30, 2023
Financing Income (Expenses), Net [Abstract]
Financing income (expenses), net

Note 9 — Financing income (expenses), net

	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2023	2022	2022

Fair value revaluation of warrants and pre-funded warrants	73	693	1,166
Day 1 loss from issuance of financial instruments	(1,659)	-	-
Bank management fees and commissions	91	23	90
Exchange rate differences	36	(50)	(29)
Interest on lease liabilities	(6)	(8)	(15)
Issuance expenses	(531)	-	-
	(1,996)	658	1,212